Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue
Revenue	$ 34,085	$ 21,135
Costs and expenses
Selling, general and administrative	86,655	28,606
Research and development	112	255
Depreciation and amortization	14,306	9,803
Satellite impairment loss	18,407	0
Operating loss	(120,143)	(41,395)
Gain on debt extinguishment	4,059	284
Gain (loss) on derivatives	23,885	(558)
Income (loss) on equity method investment	1,027	(953)
Interest expense	(5,165)	(5,201)
Other (expense) income, net	(147,656)	103
Loss before income taxes	(243,993)	(47,720)
Income tax (expense) benefit	0	0
Loss from continuing operations	(243,993)	(47,720)
Discontinued operations:
(Loss) gain from discontinued operations (including (loss) gain from disposal of Spaceflight Inc. of $(1,650) and $30,672 for the years ended December 31, 2021 and 2020, respectively)	(1,650)	28,185
Income tax (expense) benefit	0	0
Total (loss) gain from discontinued operations, net of income taxes	(1,650)	28,185
Net loss	(245,643)	(19,535)
Other comprehensive income	0	0
Total comprehensive loss	$ (245,643)	$ (19,535)
Earnings Per Share [Abstract]
Loss from continuing operations (in dollars per share)	$ (3.37)	$ (1.45)
(Loss)/gain from discontinued operations, net of tax (in dollars per share)	(0.02)	0.85
Net loss per share of common stock (in dollars per share)	(3.39)	(0.60)
Diluted loss per share of common stock:
Loss from continuing operations (in dollars per share)	(3.37)	(1.45)
(Loss)/gain from discontinued operations, net of tax (in dollars per share)	(0.02)	0.85
Net loss per share of common stock (in dollars per share)	$ (3.39)	$ (0.60)
Imagery & software analytical services
Revenue
Revenue	$ 25,046	$ 18,737
Costs and expenses
Costs excluding depreciation and amortization	21,507	13,331
Engineering & systems integration
Revenue
Revenue	9,039	2,398
Costs and expenses
Costs excluding depreciation and amortization	$ 13,241	$ 10,535